LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Land use rights
LAND USE RIGHTS, NET
Schedule of components of intangible assets, including land use rights

	As of December 31,
	2019	2020
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	213
Less:
Accumulated depreciation	(194)	(222)	(34)
Land use rights, net	1,194	1,166	179